Investment Portfolio - September 30, 2024
(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 95.2%
Real Estate - 95.2%
Health Care REITs - 10.8%
American Healthcare REIT, Inc.	152,392	$3,977,431
CareTrust REIT, Inc.	151,887	4,687,233
Ventas, Inc.	85,919	5,509,986
Welltower, Inc.	97,782	12,519,029
		26,693,679
Industrial REITs - 18.9%
Americold Realty Trust, Inc.	140,140	3,961,758
First Industrial Realty Trust, Inc.	47,170	2,640,577
LXP Industrial Trust	110,000	1,105,500
Prologis, Inc.	208,123	26,281,772
Rexford Industrial Realty, Inc.	118,404	5,956,905
Terreno Realty Corp.	104,713	6,997,970
		46,944,482
Office REITs - 0.9%
Equity Commonwealth*	112,571	2,240,163
Real Estate Management & Development - 0.8%
DigitalBridge Group, Inc.	136,758	1,932,391
Residential REITs - 24.5%
American Homes 4 Rent - Class A	174,084	6,683,085
AvalonBay Communities, Inc.	45,746	10,304,286
Equity LifeStyle Properties, Inc.	114,486	8,167,431
Equity Residential	98,481	7,332,895
Invitation Homes, Inc.	290,215	10,232,981
Mid-America Apartment Communities, Inc.	24,092	3,828,219
Sun Communities, Inc.	81,348	10,994,182
UDR, Inc.	72,355	3,280,576
		60,823,655
Retail REITs - 4.1%
Agree Realty Corp.	74,519	5,613,517
Realty Income Corp.	69,560	4,411,495
		10,025,012
Specialized REITs - 35.2%
American Tower Corp.	40,263	9,363,563
Crown Castle, Inc.	28,802	3,416,781
Digital Realty Trust, Inc.	47,738	7,725,441
Equinix, Inc.	36,026	31,977,758
Extra Space Storage, Inc.	50,888	9,169,509
Public Storage	35,698	12,989,431
SBA Communications Corp.	52,110	12,542,877
		87,185,360
TOTAL COMMON STOCKS
(Identified Cost $191,470,963)		235,844,742
	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.3%
Dreyfus Government Cash Management,
Institutional Shares, 4.80%[1]
(Identified Cost $3,306,556)	3,306,556	$3,306,556
TOTAL INVESTMENTS - 96.5%
(Identified Cost $194,777,519)		239,151,298
OTHER ASSETS, LESS LIABILITIES - 3.5%		8,768,226
NET ASSETS - 100%		$247,919,524

Investment Portfolio - September 30, 2024
(unaudited)

REIT - Real Estate Investment Trust

*Non-income producing security.

1Rate shown is the current yield as of September 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Real Estate - Other*	$235,844,742	$235,844,742	$—	$—
Short-Term Investment	3,306,556	3,306,556	—	—
Total assets	$239,151,298	$239,151,298	$—	$—

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

There were no Level 3 securities held by the Series as of December 31, 2023 and there were no Level 2 or Level 3 securities held by the Series as of September 30, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2